PROPERTY AND EQUIPMENT (Table)	12 Months Ended
Oct. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	2021	2020
Property and equipment	$102,208	$95,084
Less: accumulation depreciation	(91,794)	(82,919)
Net property and equipment	$10,414	$12,165